SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

The Company adopted an annual stock option plan in the year ended March 31, 2009. Under the stock option plan, the Company granted shares of its common stock to directors of the Company excluding outside directors and directors of the Company’s wholly owned subsidiary, Wacoal Corp., in the years ended March 31, 2012, 2011 and 2010. The Company believes that such awards better align the interests of its directors with those of its shareholders, by sharing both risk and return from fluctuations in stock prices and giving motivation to enhance its corporate value. The compensation cost is measured at fair value on the grant date. Options vest over one year in proportion to the services rendered by the directors, and are exercisable from the day after the date of retirement up to (i) 20 years from the grant date or (ii) 5 years from the day after the date of retirement, whichever is earlier.

The fair value of the options is estimated by using the Black-Scholes option-pricing model with the following assumptions.

Expected dividend yield is based on the actual payout of dividends in the last fiscal year and the closing price of the Company’s common stock on the grant date. Expected volatility is based on the historical volatility of the Company’s share price over the most recent period commensurate with the expected term of the Company’s stock options. Risk-free interest rate is based on the Japanese government bonds yield curve in effect at the time of grant for a period commensurate with the expected term of the Company’s share options. Expected term of options granted is based on the average remaining service period of directors, assuming that those who are granted options will render service until the stated retirement date and they will exercise options immediately after their retirement.

	2012		2011		2010

Expected dividends	2.1%		1.7%		2.1%
Expected volatility	31.6%		31.5%		30.6%
Risk-free interest rate	0.3%		0.2%		0.5%
Expected term	3.8	years	3.6	years	4.0	years

A summary of stock option activities under the Plan for the year ended March 31, 2012, was as follows:

		Yen	U.S. Dollars	Years		Millions of Yen	Thousands of U.S. Dollars
	Shares	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value

Outstanding as of April 1, 2011	148,000	¥1	$0.01
Granted	69,000	1	0.01
Exercised	12,000	1	0.01
Forfeited or expired
Outstanding as of March 31, 2012	205,000	1	0.01	17.9	years	¥201	$2,439
Exercisable as of March 31, 2012	3,000	1	0.01	2.0		3	36

The total intrinsic value of options exercised was ¥12 million ($146 thousand) and ¥5 million for the years ended March 31, 2012 and 2010, respectively. There were no options exercised for the year ended March 31, 2011.

Total compensation costs recognized for the years ended March 31, 2012, 2011 and 2010 were ¥60 million ($728 thousand), ¥50 million and ¥55 million, respectively. The total recognized tax benefits related thereto for the years ended March 31, 2012, 2011 and 2010 were ¥21 million ($255 thousand), ¥20 million and ¥22 million, respectively.

The weighted-average grant date fair values of options granted for the years ended March 31, 2012, 2011 and 2010 were ¥878 ($11), ¥1,081 and ¥1,084, respectively.

As of March 31, 2012, there were ¥11 million ($133 thousand) of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over three months.